UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2008

[USAA
EAGLE
LOGO (R)]





PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA VALUE FUND
OCTOBER 31, 2008









                                                                      (Form N-Q)

48455-1208                                   (C)2008, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS


USAA VALUE FUND
October 31, 2008 (unaudited)


                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
 -------------------------------------------------------------------------------

               COMMON STOCKS (95.7%)

               CONSUMER DISCRETIONARY (12.1%)
               ------------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.5%)
       82,600  Hanesbrands, Inc.  *                              $         1,443
                                                                 ---------------
               APPAREL RETAIL (0.6%)
      114,700  Men's Wearhouse, Inc.                                       1,754
                                                                 ---------------
               AUTO PARTS & EQUIPMENT (0.7%)
      194,000  American Axle & Manufacturing Holdings, Inc.                  696
      103,300  Gentex Corp.                                                  991
      160,100  Lear Corp.  *                                                 322
                                                                 ---------------
                                                                           2,009
                                                                 ---------------
               AUTOMOTIVE RETAIL (0.6%)
       58,900  Advance Auto Parts, Inc.                                    1,838
                                                                 ---------------
               CASINOS & GAMING (1.2%)
      124,800  Ameristar Casinos, Inc.                                     1,150
      173,100  International Game Technology                               2,423
                                                                 ---------------
                                                                           3,573
                                                                 ---------------
               COMPUTER & ELECTRONICS RETAIL (0.7%)
       79,300  Gamestop Corp. "A"  *                                       2,172
                                                                 ---------------
               FOOTWEAR (0.2%)
       20,815  Wolverine World Wide, Inc.                                    489
                                                                 ---------------
               GENERAL MERCHANDISE STORES (1.6%)
      175,500  Family Dollar Stores, Inc.                                  4,723
                                                                 ---------------
               HOME IMPROVEMENT RETAIL (1.2%)
       77,800  Home Depot, Inc.                                            1,835
       29,400  Sherwin-Williams Co.                                        1,673
                                                                 ---------------
                                                                           3,508
                                                                 ---------------
               HOMEFURNISHING RETAIL (0.2%)
       31,300  Aaron Rents, Inc. "B"                                         776
                                                                 ---------------
               HOTELS, RESORTS, & CRUISE LINES (1.9%)
      181,300  Carnival Corp.                                              4,605
       87,700  Royal Caribbean Cruises Ltd.                                1,189
                                                                 ---------------
                                                                           5,794
                                                                 ---------------
               HOUSEHOLD APPLIANCES (1.9%)
      174,400  Stanley Works                                               5,710
                                                                 ---------------
               LEISURE PRODUCTS (0.1%)
       72,300  Brunswick Corp.                                               251
      100,400  MarineMax, Inc.  *                                            233
                                                                 ---------------
                                                                             484
                                                                 ---------------
               PUBLISHING (0.3%)
      176,900  Valassis Communications, Inc.  *                              785
                                                                 ---------------

================================================================================
1   |  USAA VALUE FUND

================================================================================

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
 -------------------------------------------------------------------------------
               SPECIALIZED CONSUMER SERVICES (0.2%)
       86,200  Service Corp. International                       $           595
                                                                 ---------------
               SPECIALTY STORES (0.2%)
       78,900  Cabela's, Inc.  *                                             627
                                                                 ---------------
               Total Consumer Discretionary                               36,280
                                                                 ---------------

               CONSUMER STAPLES (10.3%)
               ------------------------
               DISTILLERS & VINTNERS (0.9%)
       42,600  Diageo plc ADR                                              2,649
                                                                 ---------------
               PACKAGED FOODS & MEAT (1.1%)
      113,636  Kraft Foods, Inc. "A"                                       3,311
                                                                 ---------------
               TOBACCO (8.3%)
      171,100  Altria Group, Inc.                                          3,284
      117,900  Imperial Tobacco Group plc ADR                              6,284
       48,400  Lorillard, Inc.                                             3,188
      128,900  Philip Morris International, Inc.                           5,603
       51,700  Reynolds American, Inc.                                     2,531
       58,100  UST, Inc.                                                   3,927
                                                                 ---------------
                                                                          24,817
                                                                 ---------------
               Total Consumer Staples                                     30,777
                                                                 ---------------

               ENERGY (9.2%)
               -------------
               INTEGRATED OIL & GAS (6.6%)
       34,700  Chevron Corp.                                               2,589
      108,400  ConocoPhillips                                              5,639
       67,700  Marathon Oil Corp.                                          1,970
       35,600  Murphy Oil Corp.                                            1,803
      137,100  Occidental Petroleum Corp.                                  7,614
                                                                 ---------------
                                                                          19,615
                                                                 ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.5%)
       18,550  Encore Acquisition Co.  *                                     578
       60,200  EXCO Resources, Inc.  *                                       553
      101,500  Parallel Petroleum Corp.  *                                   407
                                                                 ---------------
                                                                           1,538
                                                                 ---------------
               OIL & GAS STORAGE & TRANSPORTATION (2.1%)
      182,800  El Paso Corp.                                               1,773
      238,500  Spectra Energy Corp.                                        4,611
                                                                 ---------------
                                                                           6,384
                                                                 ---------------
               Total Energy                                               27,537
                                                                 ---------------

               FINANCIALS (15.5%)
               ------------------
               CONSUMER FINANCE (4.3%)
      164,400  American Express Co.                                        4,521
       88,900  Capital One Financial Corp.                                 3,478
      458,000  SLM Corp.  *                                                4,887
                                                                 ---------------
                                                                          12,886
                                                                 ---------------
               DIVERSIFIED BANKS (1.7%)
      145,100  Wells Fargo & Co.                                           4,941
                                                                 ---------------
               INSURANCE BROKERS (0.8%)
       87,400  Willis Group Holdings Ltd.                                  2,293
                                                                 ---------------
               LIFE & HEALTH INSURANCE (0.2%)
       17,300  Torchmark Corp.                                               723
                                                                 ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (4.0%)
      177,259  Bank of America Corp.                                       4,284

================================================================================
                                                    PORTFOLIO OF INVESTMENTS | 2

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
 -------------------------------------------------------------------------------
      203,300  Citigroup, Inc.                                   $         2,775
      115,500  JPMorgan Chase & Co.                                        4,765
                                                                 ---------------
                                                                          11,824
                                                                 ---------------
               PROPERTY & CASUALTY INSURANCE (1.8%)
       84,400  Allstate Corp.                                              2,228
       72,300  Axis Capital Holdings Ltd.                                  2,059
       57,300  Stewart Information Services Corp.                            951
       16,700  XL Capital Ltd. "A"                                           162
                                                                 ---------------
                                                                           5,400
                                                                 ---------------
               REGIONAL BANKS (0.4%)
       19,518  Cullen/Frost Bankers, Inc.                                  1,092
                                                                 ---------------
               REITS - MORTGAGE (0.9%)
      194,700  Annaly Capital Management, Inc.                             2,706
                                                                 ---------------
               SPECIALIZED FINANCE (0.2%)
      176,100  CIT Group, Inc.                                               729
                                                                 ---------------
               THRIFTS & MORTGAGE FINANCE (1.2%)
       73,300  New York Community Bancorp, Inc.                            1,148
      143,180  People's United Financial, Inc.                             2,505
                                                                 ---------------
                                                                           3,653
                                                                 ---------------
               Total Financials                                           46,247
                                                                 ---------------

               HEALTH CARE (13.8%)
               -------------------
               HEALTH CARE EQUIPMENT (2.5%)
       79,700  Advanced Medical Optics, Inc.  *                              492
       91,100  Baxter International, Inc.                                  5,510
       60,800  Hill-Rom Holdings, Inc.                                     1,384
                                                                 ---------------
                                                                           7,386
                                                                 ---------------
               HEALTH CARE SERVICES (1.6%)
      102,500  Omnicare, Inc.                                              2,826
       42,000  Quest Diagnostics, Inc.                                     1,966
                                                                 ---------------
                                                                           4,792
                                                                 ---------------
               MANAGED HEALTH CARE (3.5%)
       54,600  CIGNA Corp.                                                   890
       74,400  Coventry Health Care, Inc.  *                                 981
      148,000  UnitedHealth Group, Inc.                                    3,512
      127,500  WellPoint, Inc.  *                                          4,956
                                                                 ---------------
                                                                          10,339
                                                                 ---------------
               PHARMACEUTICALS (6.2%)
      300,000  Bristol-Myers Squibb Co.                                    6,165
       31,400  Johnson & Johnson                                           1,926
      342,200  Pfizer, Inc.                                                6,060
      137,800  Wyeth                                                       4,435
                                                                 ---------------
                                                                          18,586
                                                                 ---------------
               Total Health Care                                          41,103
                                                                 ---------------

               INDUSTRIALS (14.5%)
               -------------------
               AEROSPACE & DEFENSE (3.8%)
       42,100  Goodrich Corp.                                              1,539
      142,800  Honeywell International, Inc.                               4,348
       68,600  L-3 Communications Holdings, Inc.                           5,569
                                                                 ---------------
                                                                          11,456
                                                                 ---------------
               BUILDING PRODUCTS (0.4%)
       48,700  Simpson Manufacturing Co., Inc.                             1,122
                                                                 ---------------
================================================================================
3 | USAA VALUE FUND

================================================================================

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
 -------------------------------------------------------------------------------
               CONSTRUCTION & ENGINEERING (0.4%)
       81,500  Insituform Technologies, Inc. "A"  *              $         1,094
                                                                 ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.7%)
      118,900  Oshkosh Corp.                                                 911
       65,300  Terex Corp.  *                                              1,090
                                                                 ---------------
                                                                           2,001
                                                                 ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (1.7%)
      102,900  Emerson Electric Co.                                        3,368
       51,300  Regal-Beloit Corp.                                          1,670
                                                                 ---------------
                                                                           5,038
                                                                 ---------------
               HUMAN RESOURCE & EMPLOYMENT SERVICES (0.5%)
      108,200  Korn/Ferry International  *                                 1,503
                                                                 ---------------
               INDUSTRIAL MACHINERY (3.8%)
       40,500  Eaton Corp.                                                 1,806
       17,700  Flowserve Corp.                                             1,008
       41,900  Harsco Corp.                                                  992
      160,000  Illinois Tool Works, Inc.                                   5,342
       36,500  ITT Corp.                                                   1,624
       19,900  Kaydon Corp.                                                  665
                                                                 ---------------
                                                                          11,437
                                                                 ---------------
               OFFICE SERVICES & SUPPLIES (1.0%)
       66,700  Avery Dennison Corp.                                        2,336
       29,000  Pitney Bowes, Inc.                                            718
                                                                 ---------------
                                                                           3,054
                                                                 ---------------
               RAILROADS (1.6%)
       54,400  Burlington Northern Santa Fe Corp.                          4,845
                                                                 ---------------
               TRUCKING (0.6%)
       43,000  Ryder System, Inc.                                          1,704
                                                                 ---------------
               Total Industrials                                          43,254
                                                                 ---------------

               INFORMATION TECHNOLOGY (7.8%)
               -----------------------------
               APPLICATION SOFTWARE (0.4%)
      149,700  Mentor Graphics Corp.  *                                    1,099
                                                                 ---------------
               COMMUNICATIONS EQUIPMENT (0.8%)
      148,900  Nokia Corp. ADR                                             2,260
                                                                 ---------------
               COMPUTER HARDWARE (2.9%)
       63,400  Diebold, Inc.                                               1,884
       76,200  Hewlett-Packard Co.                                         2,917
       42,600  International Business Machines Corp.                       3,961
                                                                 ---------------
                                                                           8,762
                                                                 ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.6%)
       62,400  Computer Sciences Corp.  *                                  1,882
                                                                 ---------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (0.8%)
       62,400  Littelfuse, Inc.  *                                         1,165
      304,200  Vishay Intertechnology, Inc.  *                             1,311
                                                                 ---------------
                                                                           2,476
                                                                 ---------------
               ELECTRONIC MANUFACTURING SERVICES (0.7%)
       75,300  Mercury Computer Systems, Inc.  *                             540
       75,600  Plexus Corp.  *                                             1,411
                                                                 ---------------
                                                                           1,951
                                                                 ---------------
               IT CONSULTING & OTHER SERVICES (0.4%)
       32,600  Maximus, Inc.                                               1,041
                                                                 ---------------

================================================================================
                                                    PORTFOLIO OF INVESTMENTS | 4

================================================================================


                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
 -------------------------------------------------------------------------------

               SEMICONDUCTOR EQUIPMENT (1.2%)
      180,000  Applied Materials, Inc.                           $         2,324
      197,400  Brooks Automation, Inc.  *                                  1,352
                                                                 ---------------
                                                                           3,676
                                                                 ---------------
               Total Information Technology                               23,147
                                                                 ---------------

               MATERIALS (1.7%)
               ----------------
               DIVERSIFIED CHEMICALS (1.3%)
      117,800  E.I. du Pont de Nemours & Co.                               3,770
                                                                 ---------------
               SPECIALTY CHEMICALS (0.4%)
      278,000  Polyone Corp.  *                                            1,320
                                                                 ---------------
               Total Materials                                             5,090
                                                                 ---------------

               TELECOMMUNICATION SERVICES (4.3%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (4.3%)
      231,030  AT&T, Inc.                                                  6,185
      220,000  Verizon Communications, Inc.                                6,527
                                                                 ---------------
                                                                          12,712
                                                                 ---------------
               Total Telecommunication Services                           12,712
                                                                 ---------------

               UTILITIES (6.5%)
               ----------------
               ELECTRIC UTILITIES (3.3%)
      191,500  Duke Energy Corp.                                           3,137
       61,400  Entergy Corp.                                               4,792
       60,300  Pinnacle West Capital Corp.                                 1,909
                                                                 ---------------
                                                                           9,838
                                                                 ---------------
               MULTI-UTILITIES (3.2%)
      142,300  CenterPoint Energy, Inc.                                    1,639
      111,100  Dominion Resources, Inc.                                    4,031
       84,050  MDU Resources Group, Inc.                                   1,530
      144,600  Xcel Energy, Inc.                                           2,519
                                                                 ---------------
                                                                           9,719
                                                                 ---------------
               Total Utilities                                            19,557
                                                                 ---------------
               Total Common Stocks (cost: $363,876)                      285,704
                                                                 ---------------


               MONEY MARKET INSTRUMENTS (4.2%)

               MONEY MARKET FUNDS (4.2%)
   12,593,070  State Street Institutional Liquid Reserves,
                 2.40% (a) (cost: $12,593)                                12,593
                                                                 ---------------


               TOTAL INVESTMENTS (COST: $376,469)                $       298,297
                                                                 ===============

================================================================================
5 | USAA VALUE FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2008 (unaudited)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Value Fund (the
Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Value Fund Shares and, effective August 1, 2008, Value Fund Institutional Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event

================================================================================
                                           NOTES TO PORTFOLIO OF INVESTMENTS | 6

================================================================================

would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================
7 | USAA VALUE FUND

================================================================================

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2008, in valuing the Fund's assets carried at fair value:

                                                                  Investments in
Valuation Inputs                                                      Securities
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                             $298,297,000
Level 2 - Other Significant Observable Inputs                                  -
Level 3 - Significant Unobservable Inputs                                      -
--------------------------------------------------------------------------------
Total                                                               $298,297,000
--------------------------------------------------------------------------------

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of October 31, 2008, the fund did not invest in any repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of October 31, 2008, the Fund did not have any securities on loan.

E. As of October 31, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2008, were $25,099,000 and $103,271,000, respectively, resulting in net unrealized depreciation of $78,172,000.

================================================================================
                                           NOTES TO PORTFOLIO OF INVESTMENTS | 8

================================================================================


F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $298,722,000 at October 31, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 5.2% of net assets at October 31, 2008.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.


SPECIFIC NOTES


(a) Rate represents the money market fund annualized seven-day yield at October 31, 2008.
*         Non-income-producing security.



================================================================================
9 | USAA VALUE FUND



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2008

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    12/19/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    12/19/2008
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    12/19/2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.